UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eminence Capital LLC
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Address:   65 East 55th Street, 25th Floor
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           New York, NY  10022
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Form 13F File Number: 028-05589
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
           --------------------------------------------------
Title:     Managing Member
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Phone:     (212) 418-2100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ricky C. Sandler                New York, NY            2/14/08
       -------------------------    ---------------------------    --------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        40
                                               -------------

Form 13F Information Table Value Total:        $5,449,025
                                               -------------
                                               (in thousands)


List of Other Included Managers:  NONE





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                                                  Form 13F INFORMATION TABLE

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           COLUMN 1           COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8

                                                           VALUE     SHRS OR   SH/  PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP      (x$1000)    PRN AMT   PRN  CALL DISCRETION  MANAGERS    SOLE    SHARED NONE
---------------------      ---------------   ---------   --------  ----------  ---- ---- ----------- --------  --------- ------ ----

3M Co                         Common          88579Y101   126,480   1,500,000  SHARES       SOLE                1,500,000   0     0

American Express Co           Common          025816109   213,282   4,100,000  SHARES       SOLE                4,100,000   0     0

Applied Matls Inc             Common          038222105   149,450   8,415,000  SHARES       SOLE                8,415,000   0     0

Arbitron Inc                  Common          03875Q108   32,217      775,000  SHARES       SOLE                  775,000   0     0

ASML Holding N V              NY REG SHS      N07059186   10,708      342,219  SHARES       SOLE                  342,219   0     0

Bed Bath & Beyond Inc         Common          075896100   159,300   5,420,200  SHARES       SOLE                5,420,200   0     0

Schwab Charles Corp New       Common          808513105   132,275   5,177,110  SHARES       SOLE                5,177,110   0     0

Cintas Corp                   Common          172908105   96,658    2,875,000  SHARES       SOLE                2,875,000   0     0

Cisco Sys Inc                 Common          17275R102   186,782   6,900,000  SHARES       SOLE                6,900,000   0     0

Comcast Corp New              Cl A SPL        20030N200   126,387   6,975,000  SHARES       SOLE                6,975,000   0     0

Eaton Corp                    Common          278058102   126,035   1,300,000  SHARES       SOLE                1,300,000   0     0

Fiserv Inc                    Common          337738108   220,018   3,965,000  SHARES       SOLE                3,965,000   0     0

Fomento Economico Mexicano S Spon ADR Units   344419106   126,001   3,301,060  SHARES       SOLE                3,301,060   0     0

Franklin Res Inc              Common          354613101   100,698     880,000  SHARES       SOLE                  880,000   0     0

Genentech Inc                 Common          368710406   97,514    1,453,920  SHARES       SOLE                1,453,920   0     0

Global Pmts Inc               Common          37940X102  121,487   2,611,509   SHARES       SOLE                2,611,509   0     0

Goldman Sachs Group Inc       Common          38141G104   48,386      225,000  SHARES       SOLE                  225,000   0     0

International Game Technolog  Common          459902102   148,440   3,379,020  SHARES       SOLE                3,379,020   0     0

Koninklijke Philips Electrs   NY REG SH NEW   500472303   242,179   5,665,000  SHARES       SOLE                5,665,000   0     0

Laboratory Corp Amer Hldgs    Com New         50540R409   151,060   2,000,000  SHARES       SOLE                2,000,000   0     0

Lowes Cos Inc                 Common          548661107   125,089   5,530,000  SHARES       SOLE                5,530,000   0     0

Microsoft Corp                Common          594918104   199,935   5,616,152  SHARES       SOLE                5,616,152   0     0

Monster Worldwide Inc         Common          611742107   154,034   4,754,128  SHARES       SOLE                4,754,128   0     0

Napster Inc                   Common          630797108   7,749     3,933,566  SHARES       SOLE                3,933,566   0     0

Nokia Corp                    Sponsored ADR   654902204   92,136    2,400,000  SHARES       SOLE                2,400,000   0     0

Oracle Corp                   Common          68389X105   291,282  12,900,000  SHARES       SOLE               12,900,000   0     0

Palm Inc New                  Common          696643105   84           13,258  SHARES       SOLE                   13,258   0     0

PFSWeb Inc                    Common          717098107   248         198,200  SHARES       SOLE                  198,200   0     0

Qualcomm Inc                  Common          747525103   186,126   4,730,000  SHARES       SOLE                4,730,000   0     0

Quest Diagnostics Inc         Common          74834L100   169,016   3,195,000  SHARES       SOLE                3,195,000   0     0

Ross Stores Inc               Common          778296103   239,080   9,350,000  SHARES       SOLE                9,350,000   0     0

SAIC Inc                      Common          78390X101   184,098   9,150,000  SHARES       SOLE                9,150,000   0     0

SRA Intl Inc                  Cl A            78464R105   120,745   4,100,000  SHARES       SOLE                4,100,000   0     0

Staples Inc                   Common          855030102   141,866   6,149,350  SHARES       SOLE                6,149,350   0     0

United Parcel Service Inc     Cl B            911312106   152,755   2,160,000  SHARES       SOLE                2,160,000   0     0

United Technologies Corp      Common          913017109   149,253   1,950,000  SHARES       SOLE                1,950,000   0     0

Viacom Inc New                Cl B            92553P201   153,720   3,500,000  SHARES       SOLE                3,500,000   0     0

Wellpoint Inc                 Common          94973V107   182,478   2,080,000  SHARES       SOLE                2,080,000   0     0

Western Un Co                 Common          959802109   152,114   6,265,000  SHARES       SOLE                6,265,000   0     0

Zebra Technologies Corp       Cl A            989207105   131,860   3,800,000  SHARES       SOLE                3,800,000   0     0

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